INCOME TAXES (Detail Textuals) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
U.S. tax rate	21.00%	35.00%
Amount of reduction in deferred tax assets	$ 71,000
Federal net operating loss carryforward	1,700,000
Change in valuation allowance	$ 1,487,596	$ 219,362